Financial instruments (Details 30) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financial instruments [Line Items]
Financial assets	$ 291,790	$ 163,269
Financial liabilities	1,733,080	1,496,360
Bank loans [Member]
Financial instruments [Line Items]
Financial liabilities	300	163,568
Financial liabilities, at fair value	300	163,568
Derivative instruments [Member]
Financial instruments [Line Items]
Financial liabilities	2,855	5,979
Financial liabilities, at fair value	2,855	5,979
Hedging liabilities [Member]
Financial instruments [Line Items]
Financial liabilities	5,285	37,287
Financial liabilities, at fair value	5,285	37,287
Other financial liabilities, current [Member]
Financial instruments [Line Items]
Financial liabilities	23,585	220,328
Financial liabilities, at fair value	23,585	220,328
Current and non-current accounts payable [Member]
Financial instruments [Line Items]
Financial liabilities	163,751	196,280
Financial liabilities, at fair value	163,751	196,280
Payables due to related parties, non-current [Member]
Financial instruments [Line Items]
Financial liabilities	9	1,365
Financial liabilities, at fair value	9	1,365
Bank loans [Member]
Financial instruments [Line Items]
Financial liabilities	68,870	0
Financial liabilities, at fair value	71,826	0
Unsecured obligations [Member]
Financial instruments [Line Items]
Financial liabilities	1,249,479	1,031,507
Financial liabilities, at fair value	1,404,614	1,131,639
Non-current hedging liabilities [Member]
Financial instruments [Line Items]
Financial liabilities	12,033	0
Financial liabilities, at fair value	2,657	0
Other non-current financial liabilities: [Member]
Financial instruments [Line Items]
Financial liabilities	1,330,382	1,031,507
Financial liabilities, at fair value	1,479,097	1,131,639
Unsecured obligations [Member]
Financial instruments [Line Items]
Financial liabilities	15,145	13,494
Financial liabilities, at fair value	15,145	13,494
Cash and cash equivalents [Member]
Financial instruments [Line Items]
Financial assets	556,066	630,438
Financial assets, at fair value	556,066	630,438
Current trade and other receivables [Member]
Financial instruments [Line Items]
Financial assets	464,855	446,875
Financial assets, at fair value	464,855	446,875
Receivables due from related parties, current [Member]
Financial instruments [Line Items]
Financial assets	44,554	59,132
Financial assets, at fair value	44,554	59,132
Time deposits [Member]
Financial instruments [Line Items]
Financial assets	291,790	360,941
Financial assets, at fair value	291,790	360,941
Derivative instruments [Member]
Financial instruments [Line Items]
Financial assets	2,693	6,038
Financial assets, at fair value	2,693	6,038
Hedging assets [Member]
Financial instruments [Line Items]
Financial assets	18,238	0
Financial assets, at fair value	18,238	0
Total other current financial assets [Member]
Financial instruments [Line Items]
Financial assets	312,721	366,979
Financial assets, at fair value	312,721	366,979
Non-Current Trade Receivables [Member]
Financial instruments [Line Items]
Financial assets	424	1,912
Financial assets, at fair value	424	1,912
Other non-current financial assets: [Member]
Financial instruments [Line Items]
Financial assets	17,131	42,879
Financial assets, at fair value	17,131	42,879
Total other non-current financial assets: [Member]
Financial instruments [Line Items]
Financial assets	17,131	42,879
Financial assets, at fair value	$ 17,131	$ 42,879